Acquisition (Tables)	12 Months Ended
Dec. 31, 2015
Acquisition
Schedule of estimated fair values of the assets acquired and liabilities assumed
May 14, 2014
Cash	$62,218
Accounts receivable	34,830
Prepaid expenses and other assets	5,516
Other long‑term assets	1,237
Property and equipment	7,594
Intangible assets	543,200
Total identifiable assets acquired	654,595
Accounts payable and accrued liabilities	82,095
Deferred tax liabilities	195,948
Other long‑term liabilities	904
Total liabilities assumed	278,947
Net identifiable assets acquired	375,648
Goodwill	829,141
Net assets acquired	$1,204,789

Schedule of unaudited pro forma results
Year Ended December 31, 2014
(unaudited)
Net revenue	$505,961
Operating income	57,533
Net loss	(18,752)
Basic loss per share	$(0.24)
Diluted loss per share	$(0.24)